UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-14083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            11/14/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $106,663
                                       (thousands)


List of Other Included Managers:

None


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                            TITLE                        VALUE     SHRS OR SH/ PUT/   INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION    MANAGERS    SOLE    SHARED  NONE

ABBOTT LABS                 COM             002824100    1,738     34,300  SH           SOLE                     34,300   0     0
AEP INDS INC                COM             001031103   20,560    926,140  SH           SOLE                    926,140   0     0
ALTRIA GROUP INC            COM             02209S103    1,558     58,100  SH           SOLE                     58,100   0     0
AMC NETWORKS INC            CL A            00164V103    2,883     90,232  SH           SOLE                     90,232   0     0
AT&T INC                    COM             00206R102    1,778     63,300  SH           SOLE                     63,300   0     0
CABLEVISION SYS CORP        CL A NY CABLVS  12686C109    1,695    108,800  SH           SOLE                    108,800   0     0
CAMPBELL SOUP CO            COM             134429109    1,502     46,800  SH           SOLE                     46,800   0     0
CLOROX CO DEL               COM             189054109    1,940     29,500  SH           SOLE                     29,500   0     0
COCA COLA CO                COM             191216100    1,858     27,500  SH           SOLE                     27,500   0     0
CROWN HOLDINGS INC          COM             228368106    2,981     97,400  SH           SOLE                     97,400   0     0
GAMESTOP CORP NEW           CL A            36467W109    5,911    255,900  SH           SOLE                    255,900   0     0
HOME DEPOT INC              COM             437076102    7,898    240,281  SH           SOLE                    240,281   0     0
ILLINOIS TOOL WKS INC       COM             452308109    1,127     27,100  SH           SOLE                     27,100   0     0
ITT CORP NEW                COM             450911102    2,433    175,511  SH           SOLE                    175,511   0     0
JOHNSON & JOHNSON           COM             478160104    1,892     29,700  SH           SOLE                     29,700   0     0
KIMBERLY CLARK CORP         COM             494368103    2,130     30,000  SH           SOLE                     30,000   0     0
KRAFT FOODS INC             CL A            50075N104    2,199     65,500  SH           SOLE                     65,500   0     0
MCDONALDS CORP              COM             580135101    2,204     25,100  SH           SOLE                     25,100   0     0
MICROSOFT CORP              COM             594918104    1,817     73,000  SH           SOLE                     73,000   0     0
MOTOROLA SOLUTIONS INC      COM NEW         620076307    2,074     49,500  SH           SOLE                     49,500   0     0
PEPSICO INC                 COM             713448108    5,014     81,000  SH           SOLE                     81,000   0     0
PROCTER & GAMBLE CO         COM             742718109    8,085    129,009  SH           SOLE                    129,009   0     0
ROCK-TENN CO                CL A            772739207    4,889    100,760  SH           SOLE                    100,760   0     0
TIME WARNER CABLE INC       COM             88732J207    1,786     28,500  SH           SOLE                     28,500   0     0
TYCO INTERNATIONAL LTD      SHS             H89128104   10,512    259,400  SH           SOLE                    259,400   0     0
UNITED TECHNOLOGIES CORP    COM             913017109    6,348     90,224  SH           SOLE                     90,224   0     0
VERIZON COMMUNICATIONS INC  COM             92343V104    1,851     51,000  SH           SOLE                     51,000   0     0

SK 21884 0001 1242414